STOCK-BASED AWARDS - Share-based Payment Arrangement, Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 516,757	$ 4,614	$ 7,719
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	8,737	213	443
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	137,303	3,724	4,770
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 370,717	$ 677	$ 2,506